                             DELAWARE POOLED TRUST

                               Delaware REIT Fund

                            Supplement to the Fund's
                    Class A, Class B and Class C Prospectus
                            dated February 28, 2002


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 4 and 5 of the Prospectus under "Profile: Delaware REIT Fund":

                              Average annual returns for periods ending 12/31/01

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
                                                                                               1 year      5 years     lifetime***
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes*                                                                   2.19%       8.67%         14.16%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                    0.10%       6.16%         11.22%
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 Class A return after taxes on distributions and sale of Fund shares                            1.89%       5.87%         10.34%
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 Class B return before taxes**                                                                  3.70%        N/A           5.09%
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 Class C return before taxes**                                                                  6.70%        N/A           5.51%
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 NAREIT Equity REIT Index
 (reflects no deduction for fees, expenses, or taxes)                                          13.93%       6.38%         11.52%
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

The Fund's returns are compared to the performance of the NAREIT Equity REIT Index. You should remember that unlike the Fund, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Reflects sales charges even for periods before November 11, 1997, the date when the sales charge was added. Historical performance prior to that date has been restated to reflect the charge, but has not been recalculated to reflect the 12b-1 fee which also took effect on that date.
** Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 7.70% and 5.51%, respectively, for the one-year and lifetime periods. Returns for Class C would be 7.70% and 5.51%, respectively, for the one-year and lifetime periods.


                                                                     PS-184
                                                               (J8595) BUR 9/02
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***   Lifetime returns are shown if the Fund or Class existed for less than ten years. Inception dates for Class A, Class B and Class C shares of the Fund were December 6, 1995, November 11, 1997 and November 11, 1997, respectively. The NAREIT Equity REIT Index return shown is for ten years. The Index returns for Class B and Class C lifetime periods were 4.14% and 4.14%, respectively.

What are the Fund's fees and expenses?

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
Sales charges are fees paid      CLASS                                                              A          B          C
directly from your investments  ----------------------------------------------------------------------------------------------------
when you buy or sell shares      Maximum sales charge (load) imposed on purchases as a
of the Fund.                      percentage of offering price                                     5.75%       none      none
                                ----------------------------------------------------------------------------------------------------
                                 Maximum contingent deferred sales charge (load) as a
                                  percentage of original purchase price or redemption price,
                                  whichever is lower                                               none(1)   4.00%(2)  1.00%(3)
                                ----------------------------------------------------------------------------------------------------
                                 Maximum sales charge (load) imposed on reinvested dividends       none        none      none
                                ----------------------------------------------------------------------------------------------------
                                 Redemption fees                                                   none        none      none
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Annual fund operating            CLASS                                                              A         B          C
expenses are deducted           ----------------------------------------------------------------------------------------------------
from the Fund's assets.          Management fees                                                  0.75%      0.75%      0.75%
                                ----------------------------------------------------------------------------------------------------
                                 Distribution and service (12b-1) fees                            0.25%(4)   1.00%      1.00%
                                ----------------------------------------------------------------------------------------------------
                                 Other expenses                                                   0.35%      0.35%      0.35%
                                ----------------------------------------------------------------------------------------------------
                                 Total operating expenses                                         1.35%      2.10%      2.10%
                                ----------------------------------------------------------------------------------------------------


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This example is intended to             CLASS(5)                 A         B            B            C               C
help you compare the cost of
investing in the Fund to the                                                   (if redeemed)              (if redeemed)
cost of investing in other           -----------------------------------------------------------------------------------------------
mutual funds with similar                1 year                  $705       $213        $613         $213          $313
investment objectives. We            -----------------------------------------------------------------------------------------------
show the cumulative amount               3 years                 $978       $658        $933         $658          $658
of Fund expenses on a                -----------------------------------------------------------------------------------------------
hypothetical investment of               5 years               $1,272     $1,129      $1,354       $1,129        $1,129
$10,000 with an annual 5%            -----------------------------------------------------------------------------------------------
return over the time shown.(4)          10 years               $2,105     $2,240      $2,240       $2,431        $2,431
This is an example only,             -----------------------------------------------------------------------------------------------
and does not represent
future expenses, which may
be greater or less than
those shown here.

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

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.


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
(4) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets, but the Board of Trustees has set the fee at 0.25% of average daily net assets.
(5) Effective March 1, 2002, the investment manager has contracted to waive fees and pay expenses through February 28, 2003 in order to prevent total operating expanses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.15% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(7) The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class -- Class B" on page 13 of the Delaware REIT Fund Prospectus, respectively:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.






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